Social and Statutory Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary Of Social And Statutory Obligations

	2019	2018
Obligations to non-controlling interest	35,666	27,137
Employee profit-sharing (a)	395,568	173,202
Salaries and other benefits payable	61,489	51,351

Total	492,723	251,690

(a)
The Group has a bonus scheme for its employees based on profit sharing program as agreed under collective bargaining, which does not extend to the Executive Board. The bonus is calculated at each half of the year and payments made in the February and August.